Leases - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating leases, renewal term	5 years
Rent expense	$ 24.6	$ 29.4	$ 24.5
Variable expense	6.9	7.5	5.1
Loss on termination of lease		4.2
Operating lease, payments	18.2	19.5	16.0
Right-of-use asset obtained in exchange for operating lease liability	3.2	$ 0.9	54.1
Lease incentive	$ 17.2
Weighted average remaining lease term	6 years	6 years 8 months 12 days
Weighted average discount rate, percent	5.76%	5.78%
Rental income	$ 0.3	$ 0.6	$ 0.4